11. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Details Narrative
Net operating losses carryforwards	$ 5,900,000
Operating losses carryforwards, expiration	The net operating loss carryforwards, if not utilized, will begin to expire in 2032 for federal purposes.